Intangible Assets and Goodwill - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, useful life		6 years
Amortization expense		$ 120,000	$ 0	$ 0
Goodwill adjustments related to accrued liabilities	49,000
Goodwill adjustments related to deferred tax liability	43,000
Goodwill adjustements decrease in goodwill	$ 6,000
Weighted Average [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, useful life		5 years 6 months